The Stellar Fund
Star Relative Value Fund
Star Market Capitalization Fund
Star Growth Equity Fund
Star Capital Appreciation Fund
Star International Equity Fund





March 1, 1999


Supplement to the Prospectus
dated March 31, 1998

We are pleased to inform you that effective March 1, 1999, Star Funds has changed its name to:

FIRSTAR STELLAR FUNDS

The names of the individual series within the Trust have also changed as follows:
Former Name
New Name
The Stellar Fund
Firstar Stellar Fund
Star Relative Value Fund
Firstar Stellar Relative Value Fund
Star Market Capitalization Fund
Firstar Stellar Market Capitalization Fund
Star Growth Equity Fund
Firstar Stellar Growth Equity Fund
Star Capital Appreciation Fund
Firstar Stellar Capital Appreciation Fund
Star International Equity Fund
Firstar Stellar International Equity Fund
The Stellar Insured Tax-Free Bond Fund
Firstar Stellar Insured Tax-Free Bond Fund
Star U.S. Government Income Fund
Firstar Stellar U.S. Government Income Fund
Star Strategic Income Fund
Firstar Stellar Strategic Income Fund
Star Treasury Fund
Firstar Stellar Treasury Fund
Star Tax-Free Money Market Fund
Firstar Stellar Tax-Free Money Market Fund
Star Ohio Tax-Free Money Market Fund
Firstar Stellar Ohio Tax-Free Money Market Fund

Pages 3, 13, 19, 24, 35 and 42
Please note that effective immediately, the Shareholder Servicing Fee for all funds is now 0.10% of the average daily net assets of each fund.



The Stellar Insured Tax-Free Bond Fund
Star U.S. Government Income Fund
Star Strategic Income Fund



March 1, 1999


Supplement to the Prospectus
dated March 31, 1998

We are pleased to inform you that effective March 1, 1999, Star Funds has changed its name to:

FIRSTAR STELLAR FUNDS
The names of the individual series within the Trust have also changed as follows:
Former Name
New Name
The Stellar Fund
Firstar Stellar Fund
Star Relative Value Fund
Firstar Stellar Relative Value Fund
Star Market Capitalization Fund
Firstar Stellar Market Capitalization Fund
Star Growth Equity Fund
Firstar Stellar Growth Equity Fund
Star Capital Appreciation Fund
Firstar Stellar Capital Appreciation Fund
Star International Equity Fund
Firstar Stellar International Equity Fund
The Stellar Insured Tax-Free Bond Fund
Firstar Stellar Insured Tax-Free Bond Fund
Star U.S. Government Income Fund
Firstar Stellar U.S. Government Income Fund
Star Strategic Income Fund
Firstar Stellar Strategic Income Fund
Star Treasury Fund
Firstar Stellar Treasury Fund
Star Tax-Free Money Market Fund
Firstar Stellar Tax-Free Money Market Fund
Star Ohio Tax-Free Money Market Fund
Firstar Stellar Ohio Tax-Free Money Market Fund


Page 2
Furthermore, we wish to notify you that effective immediately, 20 basis points (rather than 25 basis points) of the Management Fee for the Firstar Stellar Insured Tax-Free Bond Fund will be waived.


Pages 2, 11 and 19
Please note that effective immediately, the Shareholder Servicing Fee for all funds is now 0.10% of the average daily net assets of each fund.



Star Treasury Fund
Star Tax-Free Money Market Fund
Star Ohio Tax-Free Money Market Fund


March 1, 1999



Supplement to the Prospectus
dated March 31, 1998

We are pleased to inform you that effective March 1, 1999, Star Funds has changed its name to:

FIRSTAR STELLAR FUNDS
The names of the individual series within the Trust have also changed as follows:
Former Name
New Name
The Stellar Fund
Firstar Stellar Fund
Star Relative Value Fund
Firstar Stellar Relative Value Fund
Star Market Capitalization Fund
Firstar Stellar Market Capitalization Fund
Star Growth Equity Fund
Firstar Stellar Growth Equity Fund
Star Capital Appreciation Fund
Firstar Stellar Capital Appreciation Fund
Star International Equity Fund
Firstar Stellar International Equity Fund
The Stellar Insured Tax-Free Bond Fund
Firstar Stellar Insured Tax-Free Bond Fund
Star U.S. Government Income Fund
Firstar Stellar U.S. Government Income Fund
Star Strategic Income Fund
Firstar Stellar Strategic Income Fund
Star Treasury Fund
Firstar Stellar Treasury Fund
Star Tax-Free Money Market Fund
Firstar Stellar Tax-Free Money Market Fund
Star Ohio Tax-Free Money Market Fund
Firstar Stellar Ohio Tax-Free Money Market Fund

Pages 2, 7 and 13
Please note that effective immediately, the Shareholder Servicing Fee for all funds is now 0.10% of the average daily net assets of each fund.